UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Common Stocks 100.01%

Apartments (REITs) 19.29%
Apartment Investment & Management Co., Class A	125,000	$3,183,750
Associated Estates Realty Corp.	200,372	3,181,907
BRE Properties, Inc.	40,000	1,887,200
Camden Property Trust	42,000	2,386,440
Colonial Properties Trust	60,000	1,155,000
Equity Residential	208,000	11,733,280
Essex Property Trust, Inc.	10,000	1,240,000
Home Properties, Inc.	40,000	2,358,000
Mid-America Apartment Communities, Inc.	45,000	2,889,000
UDR, Inc.	250,000	6,092,500
		36,107,077

Diversified (REITs) 12.93%
Coresite Realty Corp.	18,200	288,288
Digital Realty Trust, Inc.	75,000	4,360,500
DuPont Fabros Technology, Inc.	160,000	3,880,000
Lexington Realty Trust	335,458	3,136,532
Liberty Property Trust	45,000	1,480,500
Vornado Realty Trust	126,454	11,064,725
		24,210,545

Health Care (REITs) 7.71%
HCP, Inc.	190,000	7,208,600
Health Care REIT, Inc.	29,300	1,536,492
Healthcare Realty Trust, Inc.	84,994	1,929,364
National Health Investors, Inc.	50,200	2,405,584
Ventas, Inc.	25,000	1,357,500
		14,437,540

Hotels (REITs) 15.51%
Ashford Hospitality Trust, Inc.	540,000	5,950,800
Chesapeake Lodging Trust	30,000	522,300
DiamondRock Hospitality Co.	123,103	1,375,060
FelCor Lodging Trust, Inc.*	1,400,000	8,582,000
Hersha Hospitality Trust	285,000	1,692,900
Host Hotels & Resorts, Inc.	430,000	7,572,300
LaSalle Hotel Properties	80,000	2,160,000
Strategic Hotels & Resorts, Inc.*	64,100	413,445
Sunstone Hotel Investors, Inc.*	75,000	764,250
		29,033,055

Industrial (REITs) 6.79%
AMB Property Corp.	151,000	5,431,470
First Industrial Realty Trust, Inc.*	61,284	728,667
First Potomac Realty Trust	30,000	472,500
ProLogis	380,000	6,072,400
		12,705,037

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 2.19%
Sun Communities, Inc.	115,000	$4,099,750

Net Lease (REITs) 0.70%
National Retail Properties, Inc.	50,000	1,306,500

Office Space (REITs) 10.80%
BioMed Realty Trust, Inc.	110,000	2,092,200
Boston Properties, Inc.	85,000	8,062,250
Mack-Cali Realty Corp.	75,000	2,542,500
SL Green Realty Corp.	100,000	7,520,000
		20,216,950

Regional Malls (REITs) 15.16%
CBL & Associates Properties, Inc.	125,000	2,177,500
Glimcher Realty Trust	259,002	2,395,769
Macerich Co. (The)	100,000	4,953,000
Pennsylvania Real Estate Investment Trust	100,000	1,427,000
Simon Property Group, Inc.	126,211	13,524,771
Taubman Centers, Inc.	73,000	3,911,340
		28,389,380

Shopping Centers (REITs) 7.85%
Developers Diversified Realty Corp.	113,000	1,582,000
Equity One, Inc.	30,000	563,100
Federal Realty Investment Trust	25,000	2,039,000
Kimco Realty Corp.	237,478	4,355,347
Regency Centers Corp.	50,000	2,174,000
Tanger Factory Outlet Centers, Inc.	50,858	1,334,514
Weingarten Realty Investors	105,524	2,644,431
		14,692,392

Storage (REITs) 1.08%
Sovran Self Storage, Inc.	51,027	2,018,118
Total Common Stocks (Cost $166,399,957)		187,216,344

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 0.43%

Hotels (REITs) 0.43%
FelCor Lodging Trust, Inc.*	30,000	$810,300
Total Preferred Stocks (Cost $606,709)		810,300

Total Investments — 100.44% (Cost $167,006,666)		188,026,644
Liabilities Net of Cash and Other Assets — (0.44)%		(831,951)
NET ASSETS — 100.00%		$187,194,693

REITs - Real Estate Investment Trusts

*	Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Common Stocks 96.58%

Consumer Discretionary 8.77%
Cablevision Systems Corp., Class A	8,700	$ 301,107
DIRECTV, Class A*	5,380	251,784
Ford Motor, Co.*	38,700	577,017
General Motors Co.*	6,100	189,283
Home Depot, Inc. (The)	23,704	878,470
Marriott International, Inc., Class A	14,421	513,099
McDonald’s Corp.	10,380	789,814
NIKE, Inc., Class B	4,700	355,790
Royal Caribbean Cruises, Ltd.*	11,700	482,742
Walt Disney Co. (The)	22,300	960,907
Wyndham Worldwide Corp.	4,000	127,240
		5,427,253

Consumer Staples 10.05%
Altria Group, Inc.	38,200	994,346
Archer-Daniels-Midland Co.	5,000	180,050
Estee Lauder Cos., Inc. (The), Class A	10,000	963,600
Hershey Co. (The)	3,500	190,225
Kimberly-Clark Corp.	3,200	208,864
Kraft Foods, Inc., Class A	16,500	517,440
Mead Johnson Nutrition Co.	1,500	86,895
PepsiCo, Inc.	14,750	950,047
Philip Morris International, Inc.	18,049	1,184,556
Procter & Gamble Co. (The)	9,900	609,840
Wal-Mart Stores, Inc.	6,424	334,369
		6,220,232

Energy 12.14%
Apache Corp.	4,500	589,140
Chevron Corp.	9,300	999,099
ConocoPhillips	16,700	1,333,662
Devon Energy Corp.	3,850	353,315
El Paso Corp.	39,600	712,800
Exxon Mobil Corp.	16,050	1,350,287
Helmerich & Payne, Inc.	12,000	824,280
Schlumberger, Ltd.	12,575	1,172,745
Suncor Energy, Inc.	4,000	179,360
		7,514,688

Financials 14.75%
Aflac, Inc.	7,500	395,850
American Express Co.	10,000	452,000
Bank of America Corp.	58,920	785,404
Citigroup, Inc.*	144,900	640,458
Equity Residential REIT	11,500	648,715
Goldman Sachs Group, Inc. (The)	4,615	731,339
Hartford Financial Services Group, Inc.	7,500	201,975
Host Hotels & Resorts, Inc. REIT	26,646	469,236

See accompanying notes to Schedules of Investments.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
JPMorgan Chase & Co.	29,427	$1,356,585
Kimco Realty Corp. REIT	11,890	218,063
MetLife, Inc.	13,475	602,737
Principal Financial Group, Inc.	7,000	224,770
ProLogis REIT	17,000	271,660
Royal Bank of Canada	4,200	260,274
Simon Property Group, Inc. REIT	8,659	927,898
Wells Fargo & Co.	29,686	941,046
		9,128,010

Health Care 9.58%
Allergan, Inc.	2,580	183,232
Bristol-Myers Squibb Co.	10,000	264,300
Covidien PLC	9,500	493,430
Express Scripts, Inc.*	12,200	678,442
Johnson & Johnson	12,710	753,067
McKesson Corp.	6,000	474,300
Medco Health Solutions, Inc.*	7,564	424,794
Merck & Co., Inc.	17,600	580,976
Pfizer, Inc.	28,300	574,773
UnitedHealth Group, Inc.	18,000	813,600
Watson Pharmaceuticals, Inc.*	7,250	406,073
WellPoint, Inc.	4,080	284,743
		5,931,730

Industrials 12.93%
3M Co.	9,350	874,225
Boeing Co.	12,530	926,343
Caterpillar, Inc.	14,200	1,581,170
CSX Corp.	17,250	1,355,850
Dover Corp.	10,898	716,434
General Electric Co.	60,381	1,210,639
Raytheon Co.	7,500	381,525
Tyco International, Ltd.	7,700	344,729
United Parcel Service, Inc., Class B	8,226	611,356
		8,002,271

Information Technology 17.38%
Apple, Inc.*	5,250	1,829,363
Cisco Systems, Inc.	45,400	778,610
Cognizant Technology Solutions Corp., Class A*	3,250	264,550
Corning, Inc.	10,000	206,300
EMC Corp.*	45,800	1,215,990
Hewlett-Packard Co.	16,100	659,617
Intel Corp.	30,500	615,185
International Business Machines Corp.	9,358	1,526,009
Mentor Graphics Corp.*	11,000	160,930
Microsoft Corp.	29,550	749,388
NetApp, Inc.*	14,900	717,882

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
Oracle Corp.	30,800	$1,027,796
Texas Instruments, Inc.	21,825	754,272
Visa, Inc., Class A	3,350	246,627
		10,752,519

Materials 4.93%
Dow Chemical Co. (The)	8,650	326,537
Du Pont (E.I.) de Nemours & Co.	13,500	742,095
Eastman Chemical Co.	1,000	99,320
Freeport-McMoRan Copper & Gold, Inc.	13,600	755,480
Newmont Mining Corp.	8,000	436,640
Nucor Corp.	6,550	301,431
Packaging Corp. of America	13,380	386,548
		3,048,051

Telecommunication Services 3.86%
AT&T, Inc.	31,350	959,310
CenturyLink, Inc.	9,000	373,950
Verizon Communications, Inc.	24,940	961,188
Windstream Corp.	7,500	96,525
		2,390,973

Utilities 2.19%
Consolidated Edison, Inc.	14,900	755,728
Wisconsin Energy Corp.	19,600	597,800
		1,353,528
Total Common Stocks (Cost $47,001,978)		59,769,255

Preferred Stocks 0.24%

Financials 0.08%
Goldman Sachs Group, Inc. (The)	2,000	48,700

Telecommunication Services 0.16%
Telephone & Data Systems, Inc.	4,000	99,920
Total Preferred Stocks (Cost $148,888)		148,620
Total Investments — 96.82% (Cost $47,150,866)		59,917,875
Cash and Other Assets Net of Liabilities — 3.18%		1,964,840
NET ASSETS — 100.00%		$61,882,715

REIT - Real Estate Investment Trust

*	Non-income producing security.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 98.87%

Alabama 0.21%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$100,000	$94,627
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	91,489
		186,116

Alaska 0.65%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	240,000	234,480
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	349,285
		583,765

Arizona 0.87%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	91,481
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	586,591
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	97,956
		776,028

California 6.20%
Bay Area Toll Authority, Highway Improvements Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	247,507
California Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 10/01/21 @ 100 (OID), 6.13%, 10/01/30	250,000	255,923
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,003,380
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	200,777
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	198,527

See accompanying notes to Schedules of Investments.

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Cloverdale Unified School District, School Improvements, General Obligation Unlimited, Series A, Callable 08/01/21 @ 100, (AGM) (OID), 5.50%, 08/01/38	$250,000	$242,423
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	254,995
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	50,000	47,717
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	55,000	36,777
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (XLCA) (OID), 5.00%, 09/01/37	350,000	229,751
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	253,217
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100 (OID), 5.25%, 11/01/30	250,000	247,877
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	513,710
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	102,031
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	243,815
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	465,710
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	459,335
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	382,399
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	20,955

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	$140,000	$ 140,176
		5,547,002

Colorado 1.23%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	280,645
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	273,435
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	100,061
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	444,580
		1,098,721

Connecticut 0.86%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.38%, 11/15/31	100,000	90,450
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.88%, 11/15/46	100,000	93,675
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	98,629
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	230,125
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	93,052
State of Connecticut, Refunding Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	108,965

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	$50,000	$ 52,554
		767,450

District of Columbia 0.57%
District of Columbia, Hospital Improvements Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	530,000	508,609

Florida 4.46%
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	190,216
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	100,000	94,118
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	115,984
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	457,270
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	477,515
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	100,000	99,439
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	142,143
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	256,775
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	253,313
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	104,037
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	230,000	217,897

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	$125,000	$ 115,779
Florida Higher Educational Facilities Financial Authority, Refunding Revenue Bonds, Callable 04/01/21 @ 100 (OID), 6.00%, 04/01/26	100,000	98,352
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	115,000	108,522
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	400,482
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	205,784
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	187,183
North Sumter County Utility Dependent District, Water & Utility Improvements Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	356,920
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	100,000	104,026
		3,985,755

Georgia 2.93%
Albany-Dougherty Inner City Authority, University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100 (Assured Guaranty), 5.00%, 07/01/35	250,000	228,555
Albany-Dougherty Payroll Development Authority, University & College Improvements Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	925,000	925,583
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	245,160
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	247,217
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/31	50,000	51,066

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/41	$250,000	$ 244,723
Gainesville & Hall County Hospital Authority, Hospital Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.38%, 02/15/40	750,000	678,413
		2,620,717

Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements Revenue Bonds, Series B, Callable 07/01/20 @ 100 (OID), 5.75%, 07/01/40	40,000	36,188

Illinois 3.02%
City of Chicago, Local Multi-Family Housing Revenue Bonds, Callable 08/01/20 @ 100 (Freddie Mac), 4.75%, 02/01/31	250,000	239,450
City of Chicago, Refunding Bonds, General Obligation Unlimited, Series C, Callable 05/02/11 @ 101, (NATL-RE) (FGIC) (OID), 5.50%, 01/01/40	500,000	458,885
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	222,407
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	260,000	257,977
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	218,007
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	215,000	207,301
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	163,438
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	520,000	443,804
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds (OID), 5.13%, 06/01/19	250,000	246,790
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds, Callable 06/01/21 @ 100 (OID), 6.00%, 06/01/28	250,000	243,455
		2,701,514

Indiana 0.64%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	228,960

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Indiana (cont.)
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	$100,000	$ 98,475
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	265,000	247,086
		574,521

Iowa 0.34%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	300,078

Kansas 0.27%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	238,617

Kentucky 1.14%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Subseries A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	753,390
Kentucky Municipal Power Agency, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 09/01/20 @ 100 (AGM), 5.00%, 09/01/23	250,000	261,443
		1,014,833

Louisiana 2.52%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	256,337
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,185,000	1,995,757
		2,252,094

Maine 0.21%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	98,920

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Maine (cont.)
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	$100,000	$ 92,948
		191,868

Maryland 2.65%
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	347,221
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	230,040
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	447,030
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	500,000	478,700
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	414,273
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	54,026
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	145,221
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	249,350
		2,365,861

Massachusetts 0.87%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	95,000	93,887
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	95,000	92,427
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	145,175

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/30	$ 100,000	$ 86,212
Massachusetts Housing Finance Agency, State Mulit-Family Housing Revenue Bonds, Series A, Callable 06/01/20 @ 100 (FHA), 5.25%, 12/01/35	175,000	170,966
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	94,428
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	93,253
		776,348

Michigan 3.28%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	178,915
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	176,955
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	441,610
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	96,256
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	230,000
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	1,610,000	1,087,410
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	216,090
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	251,993
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	252,137
		2,931,366

Minnesota 0.22%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	199,792

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$250,000	$229,853

Missouri 0.53%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	258,033
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	230,000	214,877
		472,910

Montana 0.27%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	237,973

Nebraska 0.27%
Nebraska Investment Finance Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 09/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 6.05%, 09/01/41	230,000	240,382

Nevada 0.15%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	45,043
Nevada Housing Division, State Single-Family Housing Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.40%, 04/01/27	100,000	91,325
		136,368

New Hampshire 0.36%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	211,715

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Hampshire (cont.)
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (FHA), 6.25%, 04/01/26	$ 100,000	$ 109,939
		321,654
New Jersey 7.29%
Essex County Improvement Authority, Public Improvements Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	249,695
Hudson County Improvement Authority, Refunding Revenue Bonds (AGM), 5.40%, 10/01/25	150,000	152,567
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 05/02/11 @ 100, 5.63%, 06/15/19	1,050,000	1,043,448
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	370,000	342,894
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	450,000	404,802
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series EE, Callable 03/01/21 @ 100 (OID), 5.25%, 09/01/24	300,000	301,596
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	750,000	749,175
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	95,039
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	505,340
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	520,000	542,324
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	250,000	241,353
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	65,000	60,302

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	$ 100,000	$ 97,592
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	243,805
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	180,014
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	823,553
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	800,000	483,520
		6,517,019

New Mexico 0.75%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	409,427
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	201,089
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100 (OID), 4.50%, 09/01/40	75,000	62,208
		672,724

New York 16.93%
Hudson Yards Infrastructure Corp., Transit Improvements Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	1,500,000	1,229,250
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	252,707
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	251,890
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/20 @ 100 (OID), 5.25%, 11/15/34	500,000	489,375
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	500,660

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Monroe County Industrial Development Corp., Hospital Improvements Revenue Bonds, Callable 02/15/21 @ 100 (FHA), 5.75%, 08/15/35	$250,000	$269,283
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	93,433
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	196,864
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	465,155
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	236,273
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	92,896
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	225,920
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	225,595
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	160,842
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	228,725
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	230,323
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	234,737
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	686,679

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	$ 145,000	$ 131,242
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	172,684
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	3,000,000	2,502,870
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	78,336
New York City Transitional Finance Authority, Public Improvements Revenue Bonds, Series C, Callable 11/01/20 @ 100 (OID), 5.00%, 11/01/33	500,000	502,625
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	253,547
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	93,094
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	222,467
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	231,003
New York Mortgage Agency, Refunding Revenue Bonds, 5.00%, 04/01/18	50,000	55,050
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	648,336
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	486,175
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	334,149
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	671,625

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	$300,000	$ 294,024
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100, (GO OF DISTS) (AGM), 4.75%, 10/01/40	165,000	144,065
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	196,380
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	233,230
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	731,963
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/30	50,000	50,628
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	92,111
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	233,493
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	190,810
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	141,469
New York State Urban Development Corp., Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	112,085
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	261,607
		15,135,675

North Carolina 0.61%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	97,783

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

North Carolina (cont.)
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	$ 250,000	$ 249,985
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	200,474
		548,242

North Dakota 1.26%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 05/02/11 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,175,000	1,123,488

Ohio 5.31%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/30	2,395,000	1,734,196
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	410,000	282,076
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	3,080,000	2,254,468
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	259,587
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	219,250
		4,749,577

Oregon 0.87%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	106,294
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	250,000	259,615
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	233,647

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Oregon (cont.)
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	$200,000	$ 181,942
		781,498

Pennsylvania 2.16%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	813,653
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	489,790
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	89,662
Pennsylvania Higher Educational Facilties Authority, Hospital Improvements Revenue Bonds, Callable 08/15/21 @ 100 (OID), 5.25%, 08/15/26	175,000	176,101
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	256,357
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	101,302
		1,926,865

Puerto Rico 15.30%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	350,280
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	476,665
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	183,412
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	236,190
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	223,753

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	$ 250,000	$ 252,965
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	516,330
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/33	350,000	353,402
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (OID), 6.13%, 07/01/33	100,000	99,328
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	242,045
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	350,000	353,125
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	182,182
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	95,992
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/36	500,000	497,370
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,525,000	1,458,998
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100 (AGM) (OID), 5.25%, 07/01/26	100,000	98,753
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	328,648
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	250,000	235,015

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	$500,000	$515,155
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	209,640
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	218,577
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	225,400
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	250,000	226,650
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	200,000	191,606
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	100,000	88,854
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	212,633
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	572,947
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	20,000	20,995
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	375,000	379,699
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	265,155
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	380,000	399,923

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	$ 240,000	$ 252,492
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	99,062
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 5.63%, 07/01/39	220,000	197,197
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	171,512
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	242,710
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	92,448
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	228,163
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	420,000	405,611
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,493,775
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	850,000	782,400
		13,677,057

Rhode Island 1.39%
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	207,761
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	249,423
Rhode Island Student Loan Authority, Student Loans Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	512,990

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Rhode Island (cont.)
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	$ 250,000	$ 237,087
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	31,971
		1,239,232

South Carolina 0.30%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	225,980
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	50,000	44,755
		270,735

South Dakota 0.11%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	96,935

Tennessee 0.22%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	199,140

Texas 5.65%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	250,627
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	104,789
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	170,527
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100 (OID), 6.00%, 01/01/38	100,000	98,290
North Texas Tollway Authority, Refunding Revenue Bonds, Series A, Callable 01/01/19 @ 100 (OID), 6.25%, 01/01/39	250,000	251,493
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,276,338

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	$ 555,000	$ 538,211
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	89,169
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/41	100,000	88,691
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	99,719
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	1,000,000	995,770
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	99,041
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	55,191
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	102,608
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	99,546
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	734,580
		5,054,590

Utah 0.23%
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.25%, 01/01/25	100,000	101,362
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	101,555
		202,917

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	96,992

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Virginia 0.20%
Virginia Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series E, Callable 04/01/20 @ 100 (GO OF AUTH), 4.50%, 10/01/45	$ 215,000	$ 180,944

Washington 1.35%
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	496,880
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	235,690
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	500,000	471,125
		1,203,695

West Virginia 0.50%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	260,077
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	191,478
		451,555

Wisconsin 3.31%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	404,440
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	85,888
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	94,284
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/20 @ 100 (OID), 5.25%, 04/15/24	100,000	97,513
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,115,000	1,750,670

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Wisconsin (cont.)
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	$500,000	$ 425,825
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	98,750
		2,957,370

Total Investments — 98.87% (Cost $90,617,095)		$88,382,633
Cash and Other Assets Net of Liabilities — 1.13%		1,009,962

NET ASSETS — 100.00%		$89,392,595

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 1.22%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$199,639
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	316,250
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	93,253
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	91,942
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	99,396
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	164,224
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	111,984
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	94,420
Total Collateralized Mortgage Obligations (Cost $ 838,631)		1,171,108
Municipal Bonds 83.07%

Arizona 1.38%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	250,000	235,803
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,094,081
		1,329,884

California 5.73%
Alhambra Unified School District, School Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	480,880
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	255,940
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	150,000	148,392
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	30,000	25,388
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,045,260
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	195,000	193,268
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	508,690
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	493,265

See accompanying notes to Schedules of Investments.

INCOME FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	$500,000	$ 527,590
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	207,514
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,014,510
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	509,035
State of California, Recreational Facility Improvements Build America Bonds, General Obligation Unlimited, Callable 11/01/20 @ 100, 7.70%, 11/01/30	100,000	103,687
		5,513,419

Colorado 0.75%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	243,747
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	239,570
County of Gunnison, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	241,855
		725,172

Connecticut 1.56%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,011,100
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100 (AGM), 6.10%, 09/01/30	500,000	494,255
		1,505,355

District of Columbia 0.52%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	503,880

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida 11.40%
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.03%, 07/01/30	$100,000	$95,660
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.28%, 07/01/40	200,000	192,602
City of Miami Gardens, Public Improvements Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,211,275
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,035,460
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	483,163
City of Oakland Park, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.14%, 09/01/35	300,000	284,541
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	258,933
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	423,997
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,068,020
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	496,400
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	249,563
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	473,025
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	363,412
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	972,080
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	174,125

INCOME FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Florida Governmental Utility Authority, Refunding Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	$1,000,000	$ 940,360
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	250,147
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,594,530
Town of Davie, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 6.85%, 10/01/40	250,000	254,687
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds,, 7.59%, 12/01/30	150,000	150,389
		10,972,369

Georgia 0.98%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	1,000,000	943,400

Illinois 9.62%
Chicago Board of Education, School Improvements, General Obligation Unlimited, 6.32%, 11/01/29	250,000	237,913
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	343,648
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	92,958
City of Chicago, Public Improvements Build America Bonds, General Obligation Unlimited, 7.52%, 01/01/40	470,000	483,545
City of Chicago, Public Improvements, General Obligation Unlimited, 7.78%, 01/01/35	500,000	532,855
City of Chicago, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	254,245
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,307,775
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	850,920

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100 (AGM), 7.13%, 01/01/35	$1,000,000	$ 973,650
Northern Illinios University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 8.15%, 04/01/41	250,000	268,717
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 7.75%, 04/01/30	250,000	266,765
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	1,805,114
Village of Glenwood, Public Improvements Build America Bonds, General Obligation Unlimited (AGM), 7.03%, 12/01/28	1,500,000	1,464,315
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	379,240
		9,261,660

Indiana 0.53%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	510,115

Kentucky 0.52%
Kentucky Municipal Power Agency, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.49%, 09/01/37	250,000	251,727
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	251,740
		503,467

Louisiana 1.11%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	1,070,000	1,069,840

Massachusetts 0.25%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	242,777

INCOME FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan 6.55%
Avondale School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 5.75%, 05/01/32	$500,000	$ 462,655
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	147,912
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	100,596
City of Oak Park, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	231,190
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,015,730
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	256,133
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	199,550
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	240,835
Michigan Finance Authority, School Improvements Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	509,465
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,945,000	2,094,602
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	410,576
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 5.90%, 05/01/27	150,000	146,496
St. Johns Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 6.65%, 05/01/40	250,000	248,393

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	$250,000	$ 239,597
		6,303,730

Mississippi 0.54%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	516,465

Missouri 0.74%
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Series B, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	232,727
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	476,544
		709,271

Nebraska 0.20%
Nebraska Public Power District, Electric Light & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	190,330

Nevada 1.02%
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	520,320
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	250,667
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	213,349
		984,336

New Jersey 5.15%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	515,255
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	718,403

INCOME FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	$500,000	$ 502,685
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,035,000
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	453,825
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, Series A, 7.10%, 01/01/41	250,000	269,097
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	1,000,000	977,660
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	488,560
		4,960,485

New York 11.60%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	251,870
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	240,937
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	510,770
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	504,645
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	510,225
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,020,740
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,534,620

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	$500,000	$ 518,010
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,432,925
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	241,683
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Series EE, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	201,226
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	988,180
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	490,175
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds (State Aid Withholding), 6.83%, 07/15/40	500,000	525,965
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100 (State Aid Withholding), 7.13%, 07/15/30	500,000	533,025
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	501,195
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	156,135
		11,162,326

North Carolina 0.24%
County of Cabarrus, School Improvements, General Obligation Limited, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	235,000

North Dakota 0.95%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	908,910

INCOME FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Ohio 3.95%
American Municipal Power-Ohio Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	$500,000	$ 509,740
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,040,510
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	252,627
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	250,855
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	479,585
Madison Local School District Lake County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100 (School District Credit Program), 5.70%, 04/01/35	250,000	231,275
Mariemont City School District, Refunding Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	125,000	121,451
Springfield Local School District Summit County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100 (School District Credit Program), 5.65%, 09/01/31	200,000	189,786
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	253,570
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100 (AGM), 6.37%, 12/01/47	500,000	466,880
		3,796,279

Oklahoma 0.51%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	493,350

40	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Oregon 0.26%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	$250,000	$ 251,537

Pennsylvania 2.96%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100 (State Aid Withholding), 6.88%, 02/01/36	1,000,000	994,560
Pennsylvania Turnpike Commission, Highway Improvements, Build America Revenue Bonds, Series B, 5.51%, 12/01/45	100,000	90,044
Philadelphia Authority For Industrial Development, Pension Funding Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	500,000	476,955
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	311,313
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements Revenue Bonds, 7.04%, 11/01/39	1,000,000	971,370
		2,844,242

South Carolina 0.25%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	235,227

South Dakota 0.40%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	384,352

Tennessee 1.60%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	1,500,000	1,540,665

Texas 4.07%
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	745,868

INCOME FUND	41

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	$250,000	$ 249,905
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	488,550
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	517,095
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,000,000	993,890
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	240,700
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements Revenue Bonds, Series B, Callable 11/15/20 @ 100, 6.48%, 11/15/34	500,000	496,005
Riesel Independent School District, Build America Bonds, General Obligation Unlimited, Callable 08/15/19 @ 100 (Permanent School Fund Guaranteed), 5.54%, 08/15/40	200,000	186,832
		3,918,845

Utah 0.53%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	507,250

Virginia 4.17%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	6,365,000	4,014,533

Washington 1.29%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	236,957
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	531,350

42	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Douglas County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Series A, 5.35%, 09/01/30	$250,000	$233,665
Snohomish County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	250,000	236,970
		1,238,942

West Virginia 1.74%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,400,000	1,676,904
Total Municipal Bonds (Cost $81,260,507)		79,954,317

Corporate Bonds 3.77%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	$264,693
Alcoa, Inc., 6.75%, 07/15/18	500,000	554,418
Altria Group, Inc., 9.25%, 08/06/19	250,000	326,772
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	198,199
Citigroup Inc, 5.88%, 02/22/33	110,000	103,722
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	299,239
Goldman Sachs Group Inc The, 6.45%, 05/01/36	500,000	490,483
Kinder Morgan Energy Partners L.P., 6.50%, 02/01/37	250,000	256,469
Liberty Property L.P., 6.63%, 10/01/17	355,000	400,921
Nokia OYJ, 6.63%, 05/15/39	400,000	405,603
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	207,057
UDR, Inc., 5.25%, 01/15/15	110,000	115,535
Total Corporate Bonds (Cost $ 3,175,153)		3,623,111

	Shares	Market Value

Preferred Stocks 9.87%

Financials 9.77%
Commonwealth REIT 7.50%	50,565	$1,065,405
Equity Residential REIT Series N 6.48%	15,200	384,408
HSBC Holdings PLC Series 2 8.00%	8,000	218,240
Kimco Realty Corp. REIT Series F 6.65%	22,377	551,146
Kimco Realty Corp. REIT Series G 7.75%	26,100	674,946
Kimco Realty Corp. REIT Series H 6.90%	10,000	248,800
Public Storage REIT Series C 6.60%	5,825	145,275
Public Storage REIT Series H 6.95%	20,000	502,200
Public Storage REIT Series X 6.45%	10,000	248,800
Regency Centers Corp. REIT Series C 7.45%	45,200	1,139,040
Regency Centers Corp. REIT Series D 7.25%	6,496	161,685
Regency Centers Corp. REIT Series E 6.70%	15,000	365,700
Vornado Realty L.P. REIT 7.88%	35,959	974,129

INCOME FUND	43

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Vornado Realty Trust REIT Series E 7.00%	2,371	59,560
Vornado Realty Trust REIT Series F 6.75%	20,800	514,176
Vornado Realty Trust REIT Series G 6.63%	72,775	1,761,155
Vornado Realty Trust REIT Series I 6.63%	16,000	388,480
		9,403,145

Telecommunication Services 0.10%
Telephone & Data Systems Series A 7.60%	3,955	99,389
Total Preferred Stocks (Cost $8,051,186)		9,502,534

Total Investments — 97.93% (Cost $93,325,477)		94,251,070
Cash and Other Assets Net of Liabilities — 2.07%		1,995,764

NET ASSETS — 100.00%		$96,246,834

AGM - Assured Guaranty Municipal

FSA - Financial Security Assurance

GO - General Obligation

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

XLCA - Insured by XL Capital Assurance

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2011 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2011 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$188,026,644	$59,917,875	$—	$9,502,534**
Level 2 - Other Significant Observable Inputs *	—	—	88,382,633	84,748,536
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$188,026,644	$59,917,875	$88,382,633	$94,251,070

* Industries and Security Types as defined in the Schedule of Investments

** Represents Investments in Preferred Stock in the Schedule of Investments

The Funds did not have significant transfers between Level 1 and Level 2 during the period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

SPIRIT OF AMERICA INVESTMENT FUND, INC.	45

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2011.

The cost, unrealized appreciation and depreciation on a federal income tax basis at March 31, 2011 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$168,245,249	$45,467,666	$(25,686,271)	$19,781,395
Large Cap Value Fund	47,399,941	13,936,992	(1,419,058)	12,517,934
High Yield Tax Free Bond Fund	90,619,039	1,381,643	(3,618,049)	(2,236,406)
Income Fund	93,325,477	3,310,885	(2,385,292)	925,593

At December 31, 2010, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937,

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2011 (UNAUDITED)

$3,065,485 and $848,157 which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $40,049 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2010 for Large Cap Value Fund and High Yield Bond Fund were $20,995 and $186,470, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	47

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	5/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	5/18/11

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	5/18/11

* Print the name and title of each signing officer under his or her signature.